Legg Mason ClearBridge Equity Income Builder Fund
Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason ClearBridge Equity Income Builder Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none	none		[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[2]	5.00%	1.00%	none	none	none	none	none		[1]
Small account fee	[3]	15		15	15	none	none	none	none	none	15
[1]	N/A
[2]	Generally
[3]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason ClearBridge Equity Income Builder Fund	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I		Class IS		Class 1
Management fees	0.74%		0.74%		0.74%		0.74%		0.74%		0.74%		0.74%		0.74%		0.74%
Distribution and service (12b-1) fees	0.25%		0.75%		1.00%		0.25%		0.50%		1.00%		none		none		none
Other expenses	0.31%	[1],[2]	0.44%	[1],[2]	0.26%	[1],[2]	0.30%	[3],[4]	0.30%	[3],[4]	0.30%	[3],[4]	0.15%	[2]	0.10%	[3],[4]	0.28%	[3],[2]
Total annual fund operating expenses	1.30%		1.93%		2.00%		1.29%		1.54%		2.04%		0.89%		0.84%		1.02%
Fees waived and/or expenses reimbursed	(0.15%)		(0.11%)		(0.05%)								(0.06%)		(0.01%)		(0.12%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15%		1.82%		1.95%		1.29%		1.54%		2.04%		0.83%		0.83%		0.90%
[1]	"Other expenses" have been restated to reflect higher current fees.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.82% for Class B shares, 1.95% for Class C shares, and 0.83% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.
[3]	"Other expenses" for Class FI, Class R, Class R1, Class IS and Class 1 shares are estimated for the current fiscal year because no shares of those classes were outstanding as of the date of the Prospectus. Actual expenses may differ from estimates.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.35% for Class FI shares, 1.60% for Class R shares and 2.10% for Class R1 shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture fees waived or expenses reimbursed to the class during the same fiscal year if the class's total annual operating expenses have fallen to a level below the limits described above.

Number of years you own your shares ($)
Expense Example - Legg Mason ClearBridge Equity Income Builder Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	936	1,223	2,038
Class B	685	885	1,122	2,075
Class C	298	619	1,072	2,329
Class FI	131	408	707	1,556
Class R	157	487	839	1,835
Class R1	207	639	1,098	2,369
Class I	85	272	482	1,087
Class IS	85	267	465	1,037
Class 1	92	301	540	1,226

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason ClearBridge Equity Income Builder Fund (USD $)	1 year	3 years	5 years	10 years
Class A	685	936	1,223	2,038
Class B	185	585	1,022	2,075
Class C	198	619	1,072	2,329
Class FI	131	408	707	1,556
Class R	157	487	839	1,835
Class R1	207	639	1,098	2,369
Class I	85	272	482	1,087
Class IS	85	267	465	1,037
Class 1	92	301	540	1,226